Overview	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview

1. Overview

1.1. Background

Ardmore Shipping Corporation (NYSE: ASC) (“ASC”) and subsidiaries (collectively “Ardmore” or “the Company”) provides seaborne transportation of petroleum products and chemicals worldwide to oil majors, national oil companies, oil and chemical traders, and chemical companies, with its modern, fuel-efficient fleet of mid-size product and chemical tankers. As at December 31, 2015 Ardmore had 24 vessels in operation. The average age of Ardmore’s operating fleet at December 31, 2015 was 4.1 years.

1.2. Management and organizational structure

ASC was incorporated in the Republic of The Marshall Islands on May 14, 2013. ASC commenced business operations through its predecessor company, Ardmore Shipping LLC, on April 15, 2010. On August 6, 2013, ASC completed its initial public offering (the “IPO”) of 10,000,000 shares of its common stock. Prior to the IPO, GA Holdings LLC, who was ASC’s sole shareholder, exchanged its 100% interest in Ardmore Shipping LLC (“ASLLC”) for 8,049,500 shares of ASC, and ASLLC became a wholly owned subsidiary of ASC. Immediately following the IPO, GA Holdings LLC, previously ASC’s sole shareholder, held 44.6% of the common stock of ASC, with the remaining 55.4% held by public investors. In March 2014, ASC completed a follow-on public offering of 8,050,000 shares of its common stock. In November 2015, ASC completed a secondary offering of 4,000,000 shares held by GA Holdings LLC. As at December 31, 2015, GA Holdings LLC held 4,279,525 common shares outstanding, or 16.25% of the outstanding common stock of ASC, with the remaining 83.29% held by public investors.
As at December 31, 2015, ASC has 34 wholly owned subsidiaries, the majority of which represent single ship-owning companies for ASC’s fleet. Ardmore Shipping (Bermuda) Limited (“ASBL”), a wholly-owned subsidiary incorporated in Bermuda, carries out the Company’s management services and associated functions. Ardmore Shipping Services (Ireland) Limited (“ASSIL”), a wholly-owned subsidiary incorporated in Ireland, provides the Company’s corporate, accounting, fleet administration and operations services. Ardmore Shipping (Asia) Pte. Limited (“ASA”), a wholly owned subsidiary incorporated in Singapore, performs commercial management and chartering services for the Company. Ardmore Shipping (Americas) LLC (“ASUS”), a wholly owned subsidiary incorporated in Delaware performs commercial management and chartering services for the Company.

1.3. Vessels

Ardmore’s fleet as of December 31, 2015 comprises the following:

Vessel Name	Type	Dwt	IMO	Built	Country	Flag	Specification
Ardmore Seavaliant	Product/Chemical	49,998	2/3	Feb-13	Korea	MI	Eco-design
Ardmore Seaventure	Product/Chemical	49,998	2/3	Jun-13	Korea	MI	Eco-design
Ardmore Seavantage	Product/Chemical	49,997	2/3	Jan-14	Korea	MI	Eco-design
Ardmore Seavanguard	Product/Chemical	49,998	2/3	Feb-14	Korea	MI	Eco-design
Ardmore Sealion	Product/Chemical	49,999	2/3	May-15	Korea	MI	Eco-design
Ardmore Seafox	Product/Chemical	49,999	2/3	Jun-15	Korea	MI	Eco-design
Ardmore Seawolf	Product/Chemical	49,999	2/3	Aug-15	Korea	MI	Eco-design
Ardmore Seahawk	Product/Chemical	49,999	2/3	Nov-15	Korea	MI	Eco-design
Ardmore Endeavour	Product/Chemical	49,997	2/3	Jul-13	Korea	MI	Eco-design
Ardmore Seafarer	Product/Chemical	45,744	3	Aug-04	Japan	MI	Eco-mod
Ardmore Seatrader	Product	47,141	—	Dec-02	Japan	MI	Eco-mod
Ardmore Seamaster	Product/Chemical	45,840	3	Sep-04	Japan	MI	Eco-mod
Ardmore Seamariner	Product	45,726	—	Oct-06	Japan	MI	Eco-mod
Ardmore Sealeader	Product	47,463	—	Aug-08	Japan	MI	Eco-mod
Ardmore Sealifter	Product	47,472	—	Jul-08	Japan	MI	Eco-mod
Ardmore Dauntless	Product/Chemical	37,764	2	Feb-15	Korea	MI	Eco-design
Ardmore Defender	Product/Chemical	37,791	2	Feb-15	Korea	MI	Eco-design
Ardmore Centurion	Product/Chemical	29,006	2	Nov-05	Korea	MI	Eco-mod
Ardmore Cherokee	Product/Chemical	25,215	2	Jan-15	Japan	MI	Eco-design
Ardmore Cheyenne	Product/Chemical	25,217	2	Mar-15	Japan	MI	Eco-design
Ardmore Chinook	Product/Chemical	25,217	2	Jul-15	Japan	MI	Eco-design
Ardmore Chippewa	Product/Chemical	25,217	2	Nov-15	Japan	MI	Eco-design
Ardmore Calypso	Product/Chemical	17,589	2	Jan-10	Korea	MI	Eco-mod
Ardmore Capella	Product/Chemical	17,567	2	Jan-10	Korea	MI	Eco-mod
TOTAL	24	969,953

2015 Vessel Deliveries and Acquisitions

On January 6, 2015, Ardmore took delivery of the Ardmore Cherokee (Hull N-2062), a 25,215 Dwt Eco-design product and chemical tanker, and on March 27, 2015, Ardmore took delivery of the Ardmore Cheyenne (Hull N-2063), a 25,217 Dwt Eco-design product and chemical tanker. Both vessels were constructed at Fukuoka Shipbuilding, Japan and following delivery, the Ardmore Cherokee was employed in a pool and the Ardmore Cheyenne was employed on a time charter.
On February 13, 2015, Ardmore took delivery of the Ardmore Dauntless (Hull H-2480), a 37,764 Dwt Eco-design product and chemical tanker, and on February 25, 2015, Ardmore took delivery of the Ardmore Defender (Hull H-2481), a 37,791 Dwt Eco-design product and chemical tanker. Both vessels were constructed at Hyundai Mipo Dockyard in Korea and following delivery, both vessels commenced employment in a pool.
On May 26, 2015, Ardmore took delivery of the Ardmore Sealion (Hull S-1162), a 49,999 Dwt Eco-design IMO3 product and chemical tanker, and on June 25, 2015, Ardmore took delivery of the Ardmore Seafox (Hull S-1163), a 49,999 Dwt Eco-design IMO3 product and chemical tanker. Both vessels were constructed at SPP Shipbuilding in South Korea and following delivery, both vessels commenced employment in a pool with a leading oil trader.
On July 17, 2015, Ardmore took delivery of the Ardmore Chinook (Hull N-2065), a 25,217 Dwt Eco-design IMO2 product and chemical tanker. The vessel was constructed at Fukuoka Shipbuilding, Japan and following delivery, the Ardmore Chinook was employed on a time charter.
On August 13, 2015, Ardmore took delivery of the Ardmore Seawolf (Hull S-1171), a 49,999 Dwt Eco-design IMO 2/3 product and chemical tanker. The vessel was constructed by SPP Shipbuilding in Korea and following delivery, the Ardmore Seawolf commenced employment in a pool with a major oil trader.
On November 13, 2015, Ardmore took delivery of the Ardmore Chippewa (N-2067), a 25,217 Dwt Eco-design IMO 2 product and chemical tanker. The vessel was constructed by Fukuoka Shipbuilding, Japan and, following delivery, the Ardmore Chippewa commenced employment on a one-year time charter.
On November 16, 2015, Ardmore took delivery of the Ardmore Seahawk (S-1172), a 49,999 Dwt Eco-design IMO 2/3 product and chemical tanker. The vessel was constructed by SPP Shipbuilding, Korea and, following delivery, the Ardmore Seahawk commenced employment in a pool.